                                                          [LOGO]

                                                FUND FOR TAX-FREE
                                                    INVESTORS

                            ----------------------------------------------------

                                                  Annual Report

                                                   December 31, 1997

                                              ANNUAL REPORT, December 31, 1997
                                             FUND FOR TAX-FREE INVESTORS, INC.
                                      4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                              (800) 622-1386    (301) 657-1510

--------------------------------------------------------------------------------

   [LOGO]

                                                                January 29, 1998

Dear Shareholders:

The general municipal market saw a big jump in bond issuance this year, although for Virginia and Maryland, new bond issuance was down from its 1996 levels. This past year also saw municipal yields fall to almost 5% for AAA 30-year maturities, a drop of almost 35 basis points from the beginning of the year. After raising the Federal Funds rate 25 basis points in March of this year, the Federal Reserve did not intervene again as the rapid growth of the first quarter slowed considerably for the remainder of the year. As inflation did not appear to be a threat, interest rates moved downward, thus causing prices of bonds to rise. The equity markets continued to grab much of the attention in 1997, but economic troubles in Asia in the second half of the year created an opportunity for bonds and bond funds to gain back some favor, as investors looked to the credit safety that they offer.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high quality, tax-exempt municipal securities with maturities of less than one year. Fund For Tax-Free Investors Money Market Portfolio had an annualized net investment income of 2.89% of net assets for the year ended December 31, 1997, compared to 2.67% for 1996. On December 31, 1997, the Portfolio's average maturity was 49 days.

                   VIRGINIA AND MARYLAND TAX-FREE PORTFOLIOS

Fund for Tax-Free Investors Virginia Portfolio ended 1997 with a 8.45% total return. On an annualized basis, net income averaged 4.70% of net assets for the year ended December 31, 1997. Net assets for the Virginia Portfolio stood at $32.9 million at year end, and had an average maturity of 16.1 years. The quality of securities in the Virginia Portfolio remain high with over 88% its bonds rated AA or above.

Fund for Tax-Free Investors Maryland Portfolio had a total return of 7.85% for the year ended December 31, 1997. On an annualized basis, net income averaged 4.73% of net assets for the year. Net assets for the Maryland Portfolio stood at $45.3 million at year end, and had an average maturity of 16 years. The Maryland Portfolio continues to maintain investment in high quality bonds with over 83% of the Portfolio having a rating of AA or better.

   4922 Fairmont Avenue  Bethesda, Maryland 20814  800-621-7874  301-657-1517

The states of Virginia and Maryland continue to maintain the highest credit rating of AAA by all three rating agencies: Moody's, S&P, and Fitch.

                                    OUTLOOK

In the year ahead, we expect growth to move ahead at a slower pace than that of 1997. Troubles in Asia should also have a dampening impact on our economy, due in part to a decline in exports. With inflation under control for the time being, some have started to look for a possible Fed easing. We would hold this as unlikely in the near term, as the current tight labor market is an area that the Federal Reserve still holds as a concern. Should the labor market weaken, however, coupled with a slower economy, a Fed easing in the second half of the year would be a possibility. A low inflation scenario would again be a positive for the bond markets, and should global market uncertainty continue to affect the stock markets, bonds could also see a renewed "flight to quality".

Management continues to adhere to its strategy of long-term, conservative investing. Fund for Tax-Free Investors, Inc. invests in only high quality issues we feel provide the best opportunity to meet these objectives. As always, we thank you for your continued support and look forward to serving your investment needs in 1998.

/s/ DANIEL L. O'CONNOR                    /s/ RICHARD J. GARVEY
Daniel L. O'Connor                        Richard J. Garvey
Chairman                                  President

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO
                               December 31, 1997

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
CALIFORNIA 5.2%
California School Cash Reserve
Program Revenue
  4.75%, 7/02/98 SPI+............  $ 800,000  $   803,455
South Coast Education Tax
Anticipation Note
  4.50%, 06/30/98 SP1+...........    200,000      200,656
                                              -----------
  State Total....................               1,004,111
                                              -----------
COLORADO 5.7%
Boulder Urban Renewal Authority
Revenue
  5.30%, 3/01/98 AAA.............    300,000      300,732
Colorado Student Obligation Board
Authority Floating Rate Notes
  4.15%, 8/01/00+ A-1+...........    800,000      800,000
                                              -----------
  State Total....................               1,100,732
                                              -----------
FLORIDA 1.0%
Florida State Turnpike Authority
Revenue
  5.30%, 7/01/98 AAA.............    200,000      201,456
                                              -----------
GEORGIA 2.7%
Georgia State General Obligation
  7.00%, 6/01/98 AAA.............    500,000      516,181
                                              -----------
INDIANA 3.1%
Allen County Economic Development
Floating Rate Notes
  4.15%, 8/1/21+ A-1+............    600,000      600,000
                                              -----------
KANSAS 5.2%
Olathe Temporary Notes Series A
General Obligation
  4.50%, 6/01/98 MIG1............    500,000      501,395
Overland Park General Obligation
  5.10%, 9/01/98 AAA.............    500,000      504,362
                                              -----------
  State Total....................               1,005,757
                                              -----------
LOUISIANA 4.7%
New Orleans Aviation Floating
Rate Notes
  3.80%, 8/01/16+ A-1+...........    900,000      900,000
                                              -----------
MARYLAND 12.0%
Baltimore County Revenue
Authority Floating Rate Notes
  3.95%, 1/01/16+ A-1............    200,000      200,000

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
MARYLAND (continued)
Maryland Health and Higher
Education Loyola College Issue B
Floating Rate Notes
  3.90%, 10/01/13+ AAA...........  $ 700,000  $   700,000
Maryland Health and Higher
Education North Arundel Hospital
Floating Rate Notes
  3.95%, 7/1/32+ VMIG1...........    200,000      200,000
North East Maryland Waste
Disposal Authority Floating Rate
Notes
  3.60%, 1/01/08+ A1+............    400,000      400,000
Washington Suburban Sanitation
Floating Rate Notes
  3.85%, 1/01/99+ A-1+...........    800,000      800,000
                                              -----------
  State Total....................               2,300,000
                                              -----------
MINNESOTA 20.4%
City of St. Louis Park Series
1987A Floating Rate Notes
  4.10%, 3/01/02+ A-1............    100,000      100,000
Minneapolis General Obligation
Floating Rate Notes
  4.05%, 12/1/07+ A-1+...........    400,000      400,000
Minneapolis Tax Increment Revenue
  7.00%, 3/1/98 AAA..............    135,000      135,638
Minnesota State Higher Education
Floating Rate Notes
  4.25%, 12/01/24+ VMIG1.........    500,000      500,000
Southern Minnesota Power
Authority Revenue
  7.00%, 01/01/98 AAA............    710,000      710,001
St. Paul Housing and
Redevelopment Authority Floating
Rate Notes
  4.00%, 12/01/12+ A-1+..........    800,000      800,000
St. Paul United Way Project
Floating Rate Notes
  4.05%, 12/01/18+ A-1...........    500,000      500,000
Waconia Industrial Development
Revenue Floating Rate Notes
  3.95%, 10/01/16+ A-1...........    775,000      775,000
                                              -----------
  State Total....................               3,920,639
                                              -----------
MONTANA 3.1%
Montana State Health Floating
Rate Notes
  4.10%, 12/01/15+ A-1+..........    600,000      600,000
                                              -----------

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (Continued)
                               December 31, 1997

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
NEW HAMPSHIRE 3.7%
New Hamphshire Health Floating
Rate Notes
  3.95%, 11/01/21+ VMIG1.........  $ 700,000  $   700,000
                                              -----------
NEVADA 2.6%
Clark County School District
Series A General Obligation
  6.10%, 6/1/98 AAA..............    500,000      504,522
                                              -----------
NEW YORK 6.3%
New York, New York Series B
Subseries B2 Floating Rate Notes
  5.10%, 8/15/03+ A-1+...........    600,000      600,000
New York, New York Subseries A8
Floating Rate Notes
  5.10%, 8/1/17+ A-1+............    500,000      500,000
New York City Municipal Water
Finance Authority Floating Rate
Notes
  5.10%, 6/15/22+ AAA............    100,000      100,000
                                              -----------
  State Total....................               1,200,000
                                              -----------
NORTH CAROLINA 3.7%
City of Winston-Salem Floating
Rate Notes
  4.10%, 4/01/00+ A-1+...........    700,000      700,000
                                              -----------
OHIO 2.5%
Ohio State Water Development
Revenue
  7.50%, 6/01/98 AAA.............    465,000      481,105
                                              -----------
PENNSYLVANIA 7.5%
Emmaus General Authority Floating
Rate Notes
  4.00%, 12/1/28+ A-1+...........    800,000      800,000
Pennsylvania State General
Obligation
  4.75%, 6/15/98 AAA.............    345,000      346,524
Pittsburgh Water and Sewer
Authority Revenue
  3.90%, 9/01/98 AAA.............    300,000      300,187
                                              -----------
  State Total....................               1,446,711
                                              -----------
                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
SOUTH CAROLINA 2.1%
Piedmont Municipal Power Agency
Electrical Revenue
  5.0%, 1/1/98 AAA...............  $ 400,000  $   400,000
                                              -----------
TEXAS 3.7%
Port Arthur Floating Rate Notes
  5.50%, 5/01/03+ P-1............    700,000      700,000
                                              -----------
VIRGINIA 4.8%
Fairfax County Industrial
Development Authority Floating
Rate Notes
  3.95%, 10/01/16+ A-1+..........    100,000      100,000
Fredericksburg General Obligation
  3.90%, 6/15/98 AAA.............    225,000      224,914
Henrico Industrial Development
Authority Floating Rate Notes
  5.35%, 5/01/24+ VMIG1..........    500,000      500,000
Virginia State Housing
Development Floating Rate Notes
  4.35%, 1/01/98+ AA+............    100,000      100,000
                                              -----------
  State Total....................                 924,914
                                              -----------
WISCONSIN 1.1%
Wisconsin State General
Obligation
  6.60%, 5/01/98 AAA.............    200,000      206,093
                                              -----------
TOTAL INVESTMENTS 101.2%
  (Cost $19,412,221*).......................   19,412,221
LIABILITIES LESS OTHER ASSETS (1.2)%........     (235,075)
                                              -----------
NET ASSETS (NOTE 5) 100.0%..................  $19,177,146
                                              -----------
                                              -----------
NET ASSET VALUE PER SHARE
  (Based on 19,177,146 Shares
  Outstanding)..............................        $1.00
                                              -----------
                                              -----------

---------

+Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

Security ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO
                               December 31, 1997

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Alexandria Industrial
Development Authority Revenue
  7.40%, 1/01/08 A+............  $  175,000  $   175,532
Arlington County General
Obligation
  6.00%, 8/01/12 AAA...........     500,000      545,865
  5.40%, 6/01/13 AAA...........   1,000,000    1,052,710
  5.375%, 12/01/16 AAA.........   1,000,000    1,035,900
Brunswick County Virginia
Revenue
  5.50%, 7/01/17 AAA...........   1,000,000    1,041,290
Chesapeake Bay Bridge & Tunnel
Revenue
  5.25%, 7/01/19 AAA...........   1,000,000    1,005,950
Chesapeake Water & Sewer System
Revenue
  6.50%, 7/01/05 A+............     270,000      295,734
Danville General Obligation
  6.50%, 5/01/11 A.............     250,000      271,423
Fairfax City EDA Lease Revenue
  5.50%, 5/15/18 AA............   2,000,000    2,060,700
Fairfax County Industrial
Development Authority Revenue
  5.25%, 8/15/19 AA............     500,000      513,700
Fairfax County Industrial
Development Authority Revenue
Floating Rate Notes
  3.95%, 10/01/16+ A-1+........     600,000      600,000
Fairfax County Resource
Recovery Revenue
  7.75%, 2/01/11 A+............     300,000      317,337
Fairfax County Water Authority
Revenue
  5.80%, 1/01/16 AAA...........     500,000      546,485
  6.00%, 4/01/07 AA-...........     370,000      418,600
  6.00%, 4/01/22 AA-...........     630,000      681,395
Hampton General Obligation
  6.00%, 1/15/14 AA-...........     350,000      378,312
Hanover City Water & Sewer
Revenue
  5.25%, 2/01/16 AAA...........     500,000      508,595
Hanover County Virginia General
Obligation
  5.4%, 7/15/16 AA.............   1,000,000    1,036,580

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Henrico County Industrial
Development Authority Revenue
  7.125%, 8/01/21 AA...........  $  400,000  $   461,752
Henrico County Water & Sewer
Revenue
  6.45%, 5/01/02 AAA...........     300,000      326,715
  6.25%, 5/01/13 AA-...........     500,000      523,245
Henry County General Obligation
  8.825%, 11/01/05 AAA.........     200,000      259,098
Isle of Wight County General
Obligation
  6.70%, 1/01/02 A.............     200,000      221,778
James City County General
Obligation
  5.25%, 12/15/15 AAA..........   1,000,000    1,024,910
Leesburg General Obligation
  5.50%, 06/01/13 AAA..........     500,000      523,545
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/01/10 AAA...........     550,000      594,011
  6.25%, 1/01/16 AAA...........     500,000      541,870
Metropolitan Washington, D.C.
Airport Authority Revenue
  6.50%, 10/01/06 AAA..........     300,000      329,421
Newport News General Obligation
  6.125%, 6/01/12 AA-..........     270,000      288,176
Norfolk General Obligation
  5.75%, 6/01/13 AAA...........     500,000      531,480
Norfolk Water Revenue
  5.75%, 11/01/12 AAA..........     500,000      531,610
  5.875%, 11/01/15 AAA.........     500,000      533,830
Portsmouth General Obligation
  6.375%, 8/01/11 AA-..........     200,000      213,932
Portsmouth Redevelopment &
Housing Authority Revenue
  6.05%, 12/01/08 AAA..........     500,000      537,375
Potomac & Rappahannock
Transportation District
Commission Revenue
  6.70%, 3/01/11 AAA...........     600,000      635,760
Prince William County General
Obligation
  6.20%, 12/01/11 AA...........     300,000      318,540

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (Continued)
                               December 31, 1997

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Prince William County
Industrial Development
Authority Revenue
  7.25%, 3/01/00 NR............  $  250,000  $   271,383
Prince William County Park
Authority Revenue
  6.875%, 10/15/16 A-..........     500,000      550,325
Richmond Metro Authority
Revenue
  6.10%, 7/15/06 AAA...........     300,000      326,472
  6.375%, 7/15/16 AAA..........     500,000      547,025
Upper Occoquan Sewer Authority
Revenue
  5.15%, 7/01/20 AAA...........     500,000      506,005
Virginia Beach General
Obligation
  6.50%, 8/01/07 AA............     500,000      544,035
  5.85%, 11/01/12 AA...........     500,000      535,910
Virginia College Building
Authority Revenue
  6.625%, 5/01/13 A-...........     300,000      321,597
  5.75%, 1/01/14 AA............     500,000      527,175
Virginia Housing Development
Authority Revenue
  6.625%, 7/01/13 A+...........     275,000      291,662
  5.95%, 7/01/13 AA+...........     500,000      527,065
  5.75%, 1/01/19 AAA...........   1,000,000    1,027,990
Virginia Port Authority Revenue
  5.90%, 7/01/16 AA............     500,000      529,150
Virginia Public Building
Authority Revenue
  5.10%, 8/01/06 AA............     550,000      576,851
  5.00%, 8/01/15 AA............   1,000,000      997,640
  5.20%, 8/01/16 AA............   1,000,000    1,010,480

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Virginia Public School
Authority Revenue
  6.20%, 8/01/13 AA............  $  320,000  $   349,510
  5.00%, 8/01/16 AA............     500,000      498,180
Virginia Resource Authority
Revenue
  6.75%, 10/01/04 NR...........     240,000      274,413
  6.45%, 4/01/13 AA............     300,000      322,383
Virginia Transportation Board
Revenue
  6.00%, 4/01/10 AA............     300,000      321,930
  5.125%, 5/15/17 AA...........     500,000      500,370
                                             -----------
TOTAL INVESTMENTS 98.0%
  (Cost $30,050,671*)......................   32,240,707
OTHER ASSETS LESS LIABILITIES 2.0%.........      666,611
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $32,907,318
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 2,872,241 Shares
  Outstanding).............................       $11.46
                                             -----------
                                             -----------

---------

+Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

NR Not Rated

Security ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO
                               December 31, 1997

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Anne Arundel County Water &
Sewer General Obligation
  6.20%, 8/01/12 AA+...........  $  725,000  $   796,333
  6.00%, 7/15/13 AA+...........     500,000      533,955
  6.30%, 8/01/16 AA+...........     500,000      556,060
  6.30%, 8/01/19 AA+...........     725,000      806,780
Anne Arundel County Pollution
Control Revenue
  6.00%, 4/01/24 A.............   1,230,000    1,298,597
Anne Arundel County Solid Waste
Project General Obligation
  5.50%, 9/01/15 AA1...........     500,000      515,430
Baltimore City General
Obligation
  6.40%, 10/15/02 AAA..........     465,000      509,347
  5.50%, 10/15/10 AAA..........   1,000,000    1,066,150
Baltimore City Revenue
  6.00%, 7/01/15 AAA...........     500,000      557,240
Baltimore County General
Obligation
  6.125%, 7/01/08 AAA..........     500,000      544,055
  6.70%, 7/01/11 AAA...........     200,000      206,842
  5.50%, 6/01/12 AAA...........   1,000,000    1,053,950
Baltimore Port Facility Revenue
  6.50%, 12/01/10 AA-..........     400,000      436,488
  6.50%, 10/01/11 AA-..........     250,000      271,765
Calvert County Pollution
Control Revenue
  5.55%, 7/15/14 A.............   1,000,000    1,037,820
Carroll County General
Obligation
  7.10%, 10/01/09 AA...........     235,000      258,117
  7.25%, 10/01/15 AA...........     300,000      330,672
  5.30%, 11/01/15 AA...........   1,000,000    1,026,130
  6.50%, 10/01/24 AA...........     225,000      250,630
Frederick County General
Obligation
  6.125%, 12/01/07 AAA.........     500,000      545,240
  5.60%, 7/01/11 AA............     500,000      530,070
City of Frederick General
Obligation
  6.00%, 10/01/11 AAA..........     300,000      326,877
Harford County General
Obligation
  5.00%, 3/01/14 AA-...........     500,000      504,730
Howard County Metropolitan
District General Obligation
  6.00%, 8/15/19 AA+...........     500,000      528,890

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Howard County Public
Improvement General Obligation
  6.00%, 5/15/14 AA+...........  $  500,000  $   535,900
  5.50%, 2/15/16 AA+...........   1,000,000    1,033,220
Howard County Special
Facilities Revenue
  6.10%, 2/15/13 AA-...........     500,000      534,125
Laurel General Obligation
  6.70%, 7/01/01 AAA...........     600,000      661,212
Maryland Community Development
Administration Revenue
  6.60%, 4/01/06 AA............     200,000      212,814
  7.375%, 4/01/10 AA...........     495,000      522,284
  7.25%, 4/01/11 AA............     200,000      212,754
  7.15%, 4/01/11 AA............     405,000      429,640
  7.70%, 5/15/20 AA............     250,000      266,635
  7.25%, 4/01/27 AA............     385,000      404,974
Maryland General Obligation
  5.00%, 10/15/11 AAA..........   1,000,000    1,022,720
  5.00%, 03/01/12 AAA..........   1,500,000    1,525,995
Maryland Health & Higher
Education Facilities Authority
Revenue
  5.70%, 7/01/09 A.............     500,000      538,500
  5.25%, 7/01/13 AAA...........     500,000      517,750
  6.125%, 7/01/14 AAA..........     500,000      537,430
  5.50%, 10/01/16 AAA..........   1,000,000    1,047,040
  6.125%, 7/01/19 AAA..........     500,000      538,295
Maryland Health & Higher
Education Facilities Authority
Floating Rate Notes
  4.20%, 7/01/32+ VMIG1........     200,000      200,000
Maryland Industrial Development
Revenue
  7.125%, 7/01/06 A-...........     300,000      308,625
Maryland Stadium Authority
Sports Revenue
  7.375%, 12/15/04 AA-.........     425,000      458,201
  7.50%, 12/15/10 AA-..........     695,000      751,107
  5.55%, 3/01/13 AAA...........     500,000      522,980
  5.875%, 12/15/13 AAA.........   1,000,000    1,067,370
  5.375%, 12/15/15 AA..........     500,000      515,030
  7.60%, 12/15/19 AA-..........     500,000      537,855
Maryland Water Quality Finance
Administration Revenue
  6.00%, 9/01/15 AA............   1,000,000    1,064,180

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (Continued)
                               December 31, 1997

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Montgomery County Housing
Opportunity Commission Revenue
  6.70%, 7/01/11 AA............  $  355,000  $   377,422
  7.80%, 7/01/12 NR............     200,000      210,762
  7.375%, 7/01/17 AA...........     180,000      187,124
  6.65%, 7/01/17 AA............     175,000      188,235
  7.00%, 7/01/23 A.............     250,000      264,683
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/01/13 AAA..........     250,000      258,323
North East Maryland Waste
Disposal Authority Revenue
  6.20%, 7/01/10 A.............     500,000      521,585
  6.30%, 7/01/16 A.............   1,000,000    1,046,130
Prince Georges County General
Obligation
  5.25%, 3/15/15 AAA...........   1,000,000    1,022,900
Prince Georges County Housing
Authority Revenue
  6.35%, 7/20/20 AAA...........     700,000      738,969
Prince Georges County Pollution
Control Revenue
  5.75%, 3/15/10 A.............   1,000,000    1,089,800
  5.375%, 7/01/14 A............     500,000      505,440
Prince Georges County Solid
Waste Management System Revenue
  7.00%, 6/30/00 AAA...........     250,000      272,310
St. Mary's County General
Obligation
  5.85%, 11/01/18 AAA..........     500,000      529,220

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
University of Maryland System
Auxiliary Revenue
  6.375%, 4/01/09 AA+..........  $  500,000  $   551,030
  5.60%, 4/01/12 AA+...........   1,000,000    1,055,750
  5.125%, 4/01/15 AA+..........   1,000,000    1,014,450
  5.60%, 4/01/16 AA+...........   1,000,000    1,042,410
Washington County General
Obligation
  5.125%, 1/01/12 AAA..........     500,000      510,995
  5.25%, 1/01/16 AAA...........     500,000      507,385
Washington, D.C. Metropolitan
Area Transportation Authority
Revenue
  6.00%, 7/01/10 AAA...........     275,000      307,953
Washington Suburban Sanitary
District General Obligation
  6.20%, 6/01/12 AA............     900,000      974,655
  5.125%, 6/01/20 AA...........   1,000,000    1,004,410
                                             -----------
TOTAL INVESTMENTS 98.4%
  (Cost $42,144,792*)......................   44,640,745
OTHER ASSETS LESS LIABILITIES 1.6%.........      703,312
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $45,344,057
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 4,085,544 Shares
  Outstanding).............................       $11.10
                                             -----------
                                             -----------

---------

+ Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

NR Not Rated

Security ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1997

                                                                             Money
                                                                            Market      Virginia    Maryland
                                                                           Portfolio   Portfolio   Portfolio
                                                                          -----------  ----------  ----------
INVESTMENT INCOME (Note 1)..............................................   $ 724,111   $1,817,068  $2,569,235
                                                                          -----------  ----------  ----------
EXPENSES
  Investment Advisory Fee (Note 2)......................................      99,510      202,010     283,756
  Administrative Fee (Note 2)...........................................      49,755       96,964     136,203
  Interest Expense......................................................         177           --          --
                                                                          -----------  ----------  ----------
    Total Expenses......................................................     149,442      298,974     419,959
                                                                          -----------  ----------  ----------
NET INVESTMENT INCOME...................................................     574,669    1,518,094   2,149,276
                                                                          -----------  ----------  ----------
Net Realized Gain on Investment Transactions............................          --       70,517     326,372
Net Change in Unrealized Appreciation of Investments....................          --    1,026,639     986,054
                                                                          -----------  ----------  ----------
NET GAIN ON INVESTMENTS.................................................          --    1,097,156   1,312,426
                                                                          -----------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $ 574,669   $2,615,250  $3,461,702
                                                                          -----------  ----------  ----------
                                                                          -----------  ----------  ----------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                         Money Market                  Virginia                   Maryland
                                                          Portfolio                   Portfolio                   Portfolio
                                                  --------------------------  --------------------------  -------------------------
                                                      1997          1996          1997          1996         1997          1996
                                                  ------------  ------------  ------------  ------------  -----------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income.........................  $    574,669  $    524,507  $  1,518,094  $  1,576,325  $ 2,149,276  $  2,343,288
  Net Realized Gain on Investment
    Transactions................................            --            --        70,517       262,689      326,372       484,951
  Net Change in Unrealized Appreciation/
    Depreciation of Investments.................            --            --     1,026,639      (932,337)     986,054    (1,400,547)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
  Net Increase in Net Assets Resulting from
    Operations..................................       574,669       524,507     2,615,250       906,677    3,461,702     1,427,692
                                                  ------------  ------------  ------------  ------------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)...........      (574,669)     (524,507)   (1,519,055)   (1,575,364)  (2,151,344)   (2,341,219)
  From Net Realized Gain........................            --            --       (48,336)           --           --            --
                                                  ------------  ------------  ------------  ------------  -----------  ------------
  Total Distributions to Shareholders...........      (574,669)     (524,507)   (1,567,391)   (1,575,364)  (2,151,344)   (2,341,219)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.............    31,756,045    33,109,020    12,324,705     9,574,030    6,860,756     6,196,673
  Reinvestment of Distributions.................       547,728       501,351     1,308,417     1,309,667    1,803,253     1,976,301
  Cost of Shares Redeemed.......................   (32,016,149)  (35,493,325)  (14,128,407)  (11,328,124)  (9,040,667)  (12,573,794)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Share Transactions...........       287,624    (1,882,954)     (495,285)     (444,427)    (376,658)   (4,400,820)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS.......       287,624    (1,882,954)      552,574    (1,113,114)     933,700    (5,314,347)
NET ASSETS - Beginning of Year..................    18,889,522    20,772,476    32,354,744    33,467,858   44,410,357    49,724,704
                                                  ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS - End of Year........................  $ 19,177,146  $ 18,889,522  $ 32,907,318  $ 32,354,744  $45,344,057  $ 44,410,357
                                                  ------------  ------------  ------------  ------------  -----------  ------------
                                                  ------------  ------------  ------------  ------------  -----------  ------------
SHARES
  Sold..........................................    31,756,045    33,089,461     1,104,589       871,229      633,250       576,046
  Issued in Reinvestment of Distributions.......       547,728       501,351       116,812       118,996      165,933       184,046
  Redeemed......................................   (32,016,149)  (35,493,325)   (1,266,554)   (1,030,689)    (830,133)   (1,170,922)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
  Net Increase (Decrease) in Shares.............       287,624    (1,902,513)      (45,153)      (40,464)     (30,950)     (410,830)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
                                                  ------------  ------------  ------------  ------------  -----------  ------------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS
                             MONEY MARKET PORTFOLIO

                                                                 For the Years Ended December 31,
                                                       -----------------------------------------------------
                                                         1997       1996       1995       1994       1993
                                                       ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                       ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income............................      0.029      0.027      0.030      0.020      0.016
                                                       ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations...............      0.029      0.027      0.030      0.020      0.016
                                                       ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.......................     (0.029)    (0.027)    (0.030)    (0.020)    (0.016)
                                                       ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders............     (0.029)    (0.027)    (0.030)    (0.020)    (0.016)
                                                       ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Asset Value....................         --         --         --         --         --
                                                       ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year......................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                       ---------  ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..............................      2.93%      2.69%      3.09%      2.02%      1.66%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................................      0.75%      0.75%      0.75%      0.75%      0.78%
  Net Investment Income..............................      2.89%      2.67%      3.04%      1.99%      1.65%

SUPPLEMENTARY DATA:
  Net Assets at End of Year (000's omitted)..........  $  19,177  $  18,890  $  20,772  $  25,586  $  23,283
  Number of Shares Outstanding at End of Year (000's
    omitted).........................................     19,177     18,890     20,792     25,604     23,312

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS
                               VIRGINIA PORTFOLIO

                                                                   For the Years Ended December 31,
                                                         -----------------------------------------------------
                                                           1997       1996       1995       1994       1993
                                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year..................  $   11.09  $   11.31  $   10.36  $   11.51  $   10.84
                                                         ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income..............................      0.525      0.534      0.564      0.578      0.582
    Net Realized and Unrealized Gain (Loss) on
      Securities.......................................      0.387     (0.221)     0.950     (1.150)     0.670
                                                         ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations.................      0.912      0.313      1.514     (0.572)     1.252
                                                         ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.........................     (0.525)    (0.533)    (0.564)    (0.578)    (0.582)
    From Net Realized Gain.............................     (0.017)        --         --         --         --
                                                         ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders..............     (0.542)    (0.533)    (0.564)    (0.578)    (0.582)
                                                         ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset Value...........       0.37      (0.22)      0.95      (1.15)      0.67
                                                         ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year........................  $   11.46  $   11.09  $   11.31  $   10.36  $   11.51
                                                         ---------  ---------  ---------  ---------  ---------
                                                         ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN................................      8.45%      2.91%     14.92%    (5.02)%     11.80%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.............................................      0.93%      0.93%      0.77%      0.55%      0.50%
  Expenses Before Reimbursement from Adviser...........      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income................................      4.70%      4.84%      5.17%      5.35%      5.15%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............................        27%        46%        55%        33%        43%
  Net Assets at End of Year (000's omitted)............  $  32,907  $  32,355  $  33,468  $  27,929  $  34,371
  Number of Shares Outstanding at End of Year (000's
    omitted)...........................................      2,872      2,917      2,958      2,697      2,985

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS
                               MARYLAND PORTFOLIO

                                                                   For the Years Ended December 31,
                                                         -----------------------------------------------------
                                                           1997       1996       1995       1994       1993
                                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year..................  $   10.79  $   10.98  $   10.11  $   11.27  $   10.60
                                                         ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income..............................      0.514      0.528      0.550      0.565      0.568
    Net Realized and Unrealized Gain (Loss) on
      Securities.......................................      0.311     (0.190)     0.871     (1.157)     0.670
                                                         ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations.................      0.825      0.338      1.421     (0.592)     1.238
                                                         ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.........................     (0.515)    (0.528)    (0.551)    (0.565)    (0.568)
    From Net Realized Gain.............................         --         --         --     (0.003)        --
                                                         ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders..............     (0.515)    (0.528)    (0.551)    (0.568)    (0.568)
                                                         ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset Value...........       0.31      (0.19)      0.87      (1.16)      0.67
                                                         ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year........................  $   11.10  $   10.79  $   10.98  $   10.11  $   11.27
                                                         ---------  ---------  ---------  ---------  ---------
                                                         ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN................................      7.85%      3.21%     14.35%    (5.24)%     11.91%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.............................................      0.93%      0.93%      0.77%      0.55%      0.50%
  Expenses Before Reimbursement from Adviser...........      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income................................      4.73%      4.92%      5.16%      5.36%      5.13%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............................        22%        31%        37%        38%        30%
  Net Assets at End of Year (000's omitted)............  $  45,344  $  44,410  $  49,725  $  44,385  $  58,094
  Number of Shares Outstanding at End of Year (000's
    omitted)...........................................      4,086      4,116      4,527      4,391      5,157

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 1997, there were 200,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the period ended December 31, 1997. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 1997, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                               Virginia      Maryland
                                                              Portfolio      Portfolio
                                                             ------------  -------------
Purchases..................................................  $  8,598,583  $   9,708,732
                                                             ------------  -------------
Sales......................................................  $  8,907,976  $  10,209,365
                                                             ------------  -------------

4. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of December 31, 1997, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $2,190,036 of which $2,192,327 related to appreciated investments and $2,291 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $2,495,953 of which $2,504,013 related to appreciated investments and $8,060 related to depreciated investments.

5. NET ASSETS

At December 31, 1997, net assets consisted of the following:

                                            Money Market     Virginia       Maryland
                                              Portfolio      Portfolio      Portfolio
                                            -------------  -------------  -------------
Paid-in-Capital...........................   $19,177,146   $  30,717,282  $  42,978,522
Accumulated Net Realized Loss on
 Investments..............................            --              --       (130,418)
Net Unrealized Appreciation of
 Investments..............................            --       2,190,036      2,495,953
                                            -------------  -------------  -------------
NET ASSETS................................   $19,177,146   $  32,907,318  $  45,344,057
                                            -------------  -------------  -------------
                                            -------------  -------------  -------------

6. CAPITAL LOSS CARRYOVERS

At December 31, 1997, for Federal income tax purposes, the following Portfolio had capital loss carryforwards which may be applied against future net taxable realized gain of each succeeding year until the earlier of its utilization or its expiration:

                                                                             Maryland
                                                                             Portfolio
                                                                           -------------
Expires December 31, 2002................................................   $   130,418

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of Fund for Tax-Free Investors, Inc.:

We have audited the statements of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the Fund) as of December 31, 1997, the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for each of the five years in the period ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. at December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Princeton, New Jersey
January 23, 1998

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